Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
George Putnam Blended Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.14%	8.96%	8.70%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.98%	7.83%	7.96%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.52%	6.46%	6.73%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.45%	5.78%	6.04%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	14.84%	8.30%	7.95%
Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.04%	7.80%	7.68%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.44%	8.84%	8.33%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.03%	9.40%	8.88%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	16.99%	9.39%	8.89%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	17.06%	9.47%	8.98%